TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
TAXES PAYABLE
Income tax payable	$ 823,335	$ 865,605
Value added tax payable	519,014	475,861
Other taxes payable	4,431	13,499
Total taxes payable	$ 1,346,780	$ 1,354,965